UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781 PFS Funds (Exact name of registrant as specified in charter)

     480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020
(Address of principal executive offices)                        (Zip code)

Ross C. Provence 480 N. Magnolia Avenue, Suite 103, El Cajon, CA 92020 (Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report December 31, 2010

CASTLE FOCUS FUND

                                   Castle Focus Fund
                    by Sectors (as a percentage of Net Assets)
                                            (Unaudited)

               *Net Cash represents cash equivalents and other assets less liabilities.

CASTLE FOCUS FUND PERFORMANCE INFORMATION (Unaudited)

TOTAL RETURNS AS OF DECEMBER 31, 2010.

Since
Inception(A)
Investor Shares	11.00%
CLASS C (with CDSC)**	9.60%
CLASS C (without CDSC)**	10.60%
S&P 500 Index (B)	23.27%

(A) Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Focus Fund commenced operations on July 1, 2010.

(B)The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

** Class C shares of the Fund are offered at their NAV without sales charge. However, Class C shares are subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within one year of the original purchase date. No CDSC will be charged if redeemed after one year of the purchase date.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-703-260-1921. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2010 Semi-Annual Report 1

Disclosure of Expenses (Unaudited)

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. If Fund shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period, July 1, 2010 through December 31, 2010.

Actual Expenses

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds. In addition, if these transactional costs were included, your cost could have been higher.

Investor Shares
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2010 to
	July 1, 2010	December 31, 2010	December 31, 2010

Actual	$1,000.00	$1,109.99	$8.40

Hypothetical	$1,000.00	$1,017.24	$8.03
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.58% for Investor Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2010 to
	July 1, 2010	December 31, 2010	December 31, 2010

Actual	$1,000.00	$1,106.03	$13.70

Hypothetical	$1,000.00	$1,012.20	$13.09
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.58% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2010 Semi-Annual Report 2

Castle Focus Fund
		Schedule of Investments
		December 31, 2010 (Unaudited)
Shares/Principal Amount		Fair Value	% of Net Assets
COMMON STOCKS
Business Services, NEC
11,800	Western Union Co.	$ 219,126	2.77%
Crude Petroleum & Natural Gas
5,500	EnCana Corp. (Canada)	160,160	2.03%
Drug Stores And Proprietary Stores
5,000	Walgreen Co.	194,800	2.46%
Electric & Other Services Combined
9,500	Exelon Corp.	395,580	5.00%
Electromedical & Electrotherapeutic Apparatus
8,000	Medtronic, Inc.	296,720	3.75%
Engineering, Accounting, Research, Management
7,000	Paychex Inc.	216,370	2.74%
Fire, Marine & Casualty Insurance
6,300	W.R. Berkley Corporation	172,494	2.18%
Food and Kindred Products
5,000	Kraft Foods Inc.	157,550	1.99%
Groceries & Related Products
8,200	Sysco Corp.	241,080	3.05%
Natural Gas Transmission & Distrbution
3,500	Spectra Energy Corp.	87,465
2,000	TransCanada Corp. (Canada)	76,080
		163,545	2.07%
Oil Royalty Traders
4,400	Hugoton Royalty Trust	90,288	1.14%
Petroleum Refining
6,000	Exxon Mobil Corp.	438,720	5.55%
Pharmaceutical Preparations
9,000	Johnson & Johnson	556,650
5,500	Novartis AG **	324,225
		880,875	11.14%
Prepackaged Software
13,600	Microsoft Corporation	379,576	4.80%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,000	Procter & Gamble Co.	450,310	5.70%
Surgical & Medical Instruments & Apparatus
2,800	Becton, Dickinson and Company	236,656	2.99%
Telephone Communications (No Radio Telephone)
7,700	Verizon Communications Inc.	275,506	3.49%
Variety Stores
6,500	Wal-Mart Stores Inc.	350,545	4.44%
Total for Common Stock (Cost - $5,097,796)		$ 5,319,901	67.29%
EXCHANGE TRADED FUNDS
3,500	SPDR Gold Shares *	485,520	6.14%
Total for Exchange Traded Funds (Cost $461,570)
REAL ESTATE INVESTMENT TRUSTS
5,000	Annaly Capital Management, Inc.	89,600	1.13%
Total for Real Estate Investment Trusts (Cost $88,511)
MONEY MARKET FUNDS
1,977,808	AIM Liquid Assets Institutional 0.19% ***	1,977,808	25.02%
Total for Money Market Funds (Cost $1,977,808)
	Total Investments	7,872,829	99.58%
	(Cost - $7,625,685)
	Other Assets in Excess of Liabilities	33,541	0.42%
	Net Assets	$ 7,906,370	100.00%

* Non-Income Producing Security.
** ADR - American Depository Receipt
*** Variable Rate Security; The Yield Rate shown represents
the rate at December 31, 2010.
The accompanying notes are an integral part of these
financial statements.

2010 Semi-Annual Report 3

Castle Focus Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2010
Assets:
Investment Securities at Fair Value	$ 7,872,829
(Cost - $7,625,685)
Cash	97,063
Receivables:
Dividends and Interest	7,790
Total Assets	7,977,682
Liabilities:
Accrued Advisory Fees	5,565
Accrued Service Fees	3,228
Accrued Distribution and Service (12b-1) Fees	1,552
Payable for Securities Purchased	60,967
Total Liabilities	71,312
Net Assets	$ 7,906,370
Net Assets Consist of:
Paid In Capital	7,657,679
Accumulated Undistributed Net Investment Income/(Loss)	1,376
Accumulated Undistributed Realized Gain (Loss) on Investments - Net	171
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	247,144
Net Assets, for 475,194 Shares Outstanding	$ 7,906,370

Investor Shares
Net Assets	$ 6,901,235
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	414,615
Net Asset Value and Offering Price Per Share	$ 16.64
Minimum Redemption Price Per Share ($16.64x0.98)*	$ 16.31

Class C
Net Assets	$ 1,005,135
Shares of beneficial interest outstanding
(Unlimited number of shares authorized without par value)	60,579
Net Asset Value and Offering Price Per Share	$ 16.59
Minimum Redemption Price Per Share with CDSC fee ($16.59x0.99)**	$ 16.42
Minimum Redemption Price Per Share ($16.59x0.98)*	$ 16.26

Statement of Operations (Unaudited)
For the six month period ended December 31, 2010
Investment Income:
Dividends	$ 25,681
Interest	742
Total Investment Income	26,423
Expenses:
Advisory Fees	12,475
Service Fees	7,236
Distribution and Service (12b-1) Fees - Class C	1,552
Total Expenses	21,263

Net Investment Income	5,160
Realized and Unrealized Gain/(Loss) on Investments:
Realized Gain/(Loss) on Investments	196
Change In Unrealized Appreciation/(Depreciation) on Investments	247,144
Net Realized and Unrealized Gain/(Loss) on Investments	247,340

Net Increase in Net Assets from Operations	$ 252,500

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase.
** A contingent deferred sales charge ("CDSC") of 1% may be charged on shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any CDSC fees.

The accompanying notes are an integral part of these
financial statements.

2010 Semi-Annual Report 4

Castle Focus Fund

Statement of Changes in Net Assets	(Unaudited)
7/1/2010
to
12/31/2010
From Operations:
Net Investment Income	$ 5,160
Net Realized Gain on Investments	196
Change in Net Unrealized Appreciation on Investments	247,144
Increase/(Decrease) in Net Assets from Operations	252,500
From Distributions to Shareholders:
Net Investment Income
Investor Shares	(3,615)
Class C	-
Net Realized Gain from Security Transactions
Investor Shares	(169)
Class C	(25)
Change in Net Assets from Distributions	(3,809)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Shares	6,715,199
Class C	976,095
Proceeds From Redemption Fees (Note 2)
Investor Shares	113
Class C	-
Shares Issued on Reinvestment of Dividends
Investor Shares	3,754
Class C	25
Cost of Shares Redeemed
Investor Shares	(37,507)
Class C	-
Net Increase (Decrease) from Shareholder Activity	7,657,679
Net Increase (Decrease) in Net Assets	7,906,370
Net Assets at Beginning of Period	-
Net Assets at End of Period (Including Accumulated	$ 7,906,370
Undistributed Net Investment Income of $1,376)
Share Transactions:
Issued
Investor Shares	416,658
Class C	60,578
Reinvested
Investor Shares	226
Class C	1
Redeemed
Investor Shares	(2,269)
Class C	-
Net Increase (Decrease) in Shares	475,194
Shares Outstanding at Beginning of Period	-
Shares Outstanding at End of Period	475,194

The accompanying notes are an integral part of these
financial statements.

2010 Semi-Annual Report 5

Castle Focus Fund

Financial Highlights (Unaudited)	Investor Shares		Class C
Selected data for a share outstanding throughout the period:	7/1/2010		7/1/2010
	to		to
	12/31/2010		12/31/2010
Net Asset Value -
Beginning of Period	$ 15.00		$ 15.00
Net Investment Income/(Loss) (a)	0.04		(0.03)
Net Gains or Losses on Securities
(realized and unrealized)	1.59		1.62
Total from Investment Operations	1.63		1.59
Proceeds from Redemption Fees	-	+	-
Distributions (From Net Investment Income)	0.01		-
Distributions (From Capital Gains)	-	***	-	***
Total Distributions	0.01		-
Net Asset Value -
End of Period	$ 16.64		$ 16.59
Total Return (b)	11.00%	**	10.60%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	6,901		1,005
Ratio of Expenses to Average Net Assets	1.58%	*	2.58%	*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.83%	*	-0.41%	*

Portfolio Turnover Rate	0.57%	**	0.57%	**

* Annualized.
** Not Annualized.
*** Distribution was less than $0.005 per share.
+ Proceeds from redemption fees were less than $0.005 per share.
(a) Based on Average Shares Outstanding.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these
financial statements.

2010 Semi-Annual Report 6

NOTES TO THE FINANCIAL STATEMENTS CASTLE FOCUS FUND December 31, 2010 (UNAUDITED)

1.) ORGANIZATION:
Castle Focus Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 28, 2010. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000. Prior to March 5, 2010, the Trust was named Wireless Fund. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2010, there were three series authorized by the Trust. The Fund commenced operations on July 1, 2010. The Fund currently offers Investor shares and Class C shares. The classes differ principally in their respective distribution expenses and arrangements as well as their respective sales charge structure. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Investor shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees. Class C shares are subject to a contingent deferred sales charge (“CDSC”) for redemptions made within twelve months of purchase, in accordance with the Fund’s prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. The Fund's investment objective is to seek long-term capital appreciation. The investment adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the sub-adviser to the Fund is St. James Investment Company, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:
SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the six month period ended December 31, 2010, proceeds from redemption fees were $113 and $0 for Investor Shares and Class C, respectively. Class C shares are also subject to a CDSC for redemptions made within twelve months of purchase. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period ended December 31, 2010, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2010 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, exchange traded funds and real estate investment trusts). Equity securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a long security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the long security. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money markets. Money market securities are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

2010 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$5,319,901	$0	$0	$5,319,901
Exchange Traded Funds	485,520	0	0	485,520
Real Estate Investment Trusts	89,600	0	0	89,600
Money Market Funds	1,977,808	0	0	1,977,808
Total	$7,872,829	$0	$0	$7,872,829

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any Level 3 assets during the six month period ended December 31, 2010.There were no transfers into or out of level 1 and level 2 during the six month period ended December 31, 2010. It is the Fund’s policy to consider transfers into or out of level 1 and level 2 as of the end of the reporting period.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. For its services, the Adviser receives a fee of 1.00% per year of the average daily net assets of the Castle Focus Fund. St. James Investment Company, LLC (“St. James”), is the Sub-Adviser of the Fund and has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee. For the six month period ended December 31, 2010, the Adviser and Sub-Adviser received management fees totaling $12,475. At December 31, 2010, the Fund owed $5,565 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the "Services Agreement"), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser provides administrative and supervisory services as well as the services of a Chief Compliance Officer; and assumes all Fund operating expenses other than the management fee, brokerage fees and commissions, taxes, 12b-1 fees, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, and extraordinary or non recurring expenses. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2010, the Adviser earned service fees of $7,236. At December 31, 2010 the Fund owed the Adviser service fees of $3,228.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the Class C shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Class C shares. This Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund's Class C Shares for activities primarily intended to result in the sale of those shares. These activities include payment to entities for providing distribution and shareholder servicing with respect to the Fund's shares. The 1.00% for the Class C Shares is comprised of a 0.25% service fee and a

2010 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

0.75% distribution fee. The Fund incurred distribution and service (12b-1) fees of $1,552 for Class C Shares, during the six month period ended December 31, 2010. At December 31, 2010 the Fund owed distribution and service (12b-1) fees of $1,552 for Class C Shares.

6.) RELATED PARTY TRANSACTIONS
A control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser.

The Trustees who are not interested persons of the Fund were paid $250 each in Trustees’ fees for the six month period ended December 31, 2010 by the Adviser.

7.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $5,654,465 and $6,785, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at December 31, 2010 was $7,625,685.

At December 31, 2010, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$265,202	($18,058)	$247,144

There were no differences between book basis and tax basis unrealized appreciation.

8.) DISTRIBUTIONS TO SHAREHOLDERS
There were distributions paid on December 22, 2010 of which $0.00942 per share was paid from net investment income and $0.00044 per share was paid from short term capital gain on the Investor Shares. Class C also paid distributions on December 22, 2010 of which $0.00044 per share was paid from short term capital gain.

Investor Shares distributions paid from:
Six Months ended
December 31, 2010
Ordinary Income	$ 3,615
Short-term Capital Gain	169
Long-term Capital Gain	0
$ 3,784

Class C distributions paid from:
Six Months ended
December 31, 2010
Ordinary Income	$ 0
Short-term Capital Gain	25
Long-term Capital Gain	0
$ 25

2010 Semi-Annual Report 10

ADDITIONAL INFORMATION December 31, 2010 (Unaudited)

1.) APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT On June 28, 2010, the Board of Trustees (the “Board”) considered the approval of the Management Agreement and Sub-Advisory Agreement (collectively, the “Advisory Agreements”) between the Trust and Castle Investment Management, LLC (the “Adviser”), and St. James Investment Company, LLC (the “Sub-Adviser”). The Board discussed the arrangements between the Adviser and the Trust as well as between the Adviser and the Sub-Adviser with respect to the Castle Focus Fund. The Board reflected on its discussions with representatives from the Adviser and Sub-Adviser regarding the proposed Advisory Agreements and the manner in which the Fund was to be managed. The Board referred to the Meeting materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Advisory Agreements, a letter dated June 2, 2010 from Counsel to the Adviser and the Adviser's responses to that letter, a copy of the Adviser's financial statements, a copy of the Adviser's Form ADV, a letter dated June 2, 2010 from Counsel to the Sub-Adviser and the Sub-Adviser's responses to that letter, a copy of the Sub-Adviser's financial statements, a copy of the Sub-Adviser's Form ADV and a fee comparison analysis of the Castle Focus Fund and comparable mutual funds. The Board reviewed the memorandum from Counsel and the proposed Advisory Agreements and outlined the various factors they should consider in deciding whether to approve the Advisory Agreements.

In reviewing the Advisory Agreements, the Board considered and evaluated the following factors: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser to the Fund; (ii) the investment performance of the Fund, the Adviser and the Sub-Adviser ; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; (v) brokerage and portfolio transactions; and (vi) possible conflicts of interest.

In regard to the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser, the Board considered the responsibilities the Adviser and Sub-Adviser would have under the Advisory Agreements. The Board reviewed the services to be provided by the Adviser and the Sub-Adviser to the Castle Focus Fund including, without limitation: the procedures for formulating investment recommendations and assuring compliance with the Castle Focus Fund's investment objectives and limitations; the efforts of the Adviser during the Castle Focus Fund's start-up phase, its coordination of services for the Castle Focus Fund among the Castle Focus Fund's service providers, and the anticipated efforts of the Adviser to promote the Castle Focus Fund, grow its assets, and assist in the distribution of Castle Focus Fund's shares. The Board considered: the Adviser's and Sub-Adviser's staffing, personnel, and methods of operating; the education and experience of their respective personnel; and their respective compliance programs, policies, and procedures. After reviewing the foregoing and further information from each of the Adviser and Sub-Adviser, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser and Sub-Adviser were satisfactory and adequate for the Castle Focus Fund.

In regard to the Investment Performance of the Castle Focus Fund, the Adviser and the Sub-Adviser, the Board noted that while the Castle Focus Fund had not commenced operations and thus did not have investment performance information to review that the Board could consider the investment performance of the Adviser and Sub-Adviser. In considering the investment performance of the Adviser and Sub-Adviser, the Board considered the performance record of other accounts of the Adviser and Sub-Adviser having the same investment mandate as the Castle Focus Fund. After reviewing and discussing the Adviser's and Sub-Adviser's experience managing other accounts and other relevant factors, the Board concluded, in light of the foregoing factors, that the investment performance of the Adviser and Sub-Adviser was satisfactory.

In regard to the costs of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from the relationship with the Castle Focus Fund, the Board considered: the financial condition of the Adviser and Sub-Adviser and the level of commitment to the Castle Focus Fund and the Adviser and Sub-Adviser by their respective principals; the projected asset levels of the Castle Focus Fund; the Adviser's payment of startup costs for the Castle Focus Fund by the Adviser; and the overall anticipated expenses of the Castle Focus Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for the Adviser and Sub-Adviser managing the Castle Focus Fund. The Board compared the expected fees and expenses of the Castle Focus Fund (including the management fee) to other funds comparable to it in terms of the type of fund, the style of investment management, the anticipated size of the fund and the nature of the investment strategy and markets invested in, among other factors.

2010 Semi-Annual Report 11

Additional Information (Unaudited) - continued

The Board determined that the Castle Focus Fund's anticipated expense ratio was generally comparable to those of similar funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser (who in turn will pay the Sub-Adviser) by the Castle Focus Fund were fair and reasonable.

In regard to the extent to which economies of scale would be realized as the Castle Focus Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Castle Focus Fund's investors, the Board considered the Board considered the Castle Focus Fund's fee arrangements with the Adviser. The Board noted that the management fee would stay the same as asset levels increased, although it also noted that under the Service Agreement, the Adviser was obligated to pay certain of the Fund's operating expenses which had the effect of limiting the overall fees paid by the Fund. Following further discussion of the Castle Focus Fund's projected asset levels, expectations for growth, and levels of fees, the Board determined that the Castle Focus Fund's fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

In regard to brokerage and portfolio transaction, the Board considered the Adviser's and Sub-Adviser's standards for seeking best execution and the relevancy of those standards to the strategies that would be employed in managing the Castle Focus Fund. After further review, the Board determined that the Adviser's and Sub-Advisers practices regarding brokerage and portfolio transactions were satisfactory.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Castle Focus Fund; the basis of decisions to buy or sell securities for the Castle Focus Fund and/or the Adviser's/Sub-Adviser's other accounts; the method for bunching of portfolio securities transactions; the substance and administration of the Adviser's and Sub-Adviser's respective code of ethics and other relevant policies described in their Form ADVs. Following further consideration and discussion, the Board indicated that the Adviser's and Sub-Adviser's standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Next, the Independent Trustees met in executive session to discuss the approval of the Advisory Agreements. The officers of the Trust were excused during this discussion. Upon reconvening, it was the Board’s consensus (including a majority of the independent Trustees) that the fees to be paid to the Adviser and Sub-Adviser, pursuant to the Advisory Agreements, were reasonable, that the overall arrangements provided under the terms of the Advisory Agreements were reasonable business arrangements, and that the approval of the Advisory Agreements was in the best interest of the Fund's shareholders.

2.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3.) PROXY VOTING GUIDELINES
The Adviser is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling 730-260-1921. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 730-260-1921. This information is also available on the SEC’s website at http://www.sec.gov.

2010 Semi-Annual Report 12

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2010 Semi-Annual Report 13

Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
St. James Investment Company, LLC

Legal Counsel
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of the 1940 Act

Custodian
US Bank N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Castle
Focus Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Castle Focus Fund 7105 Marine Drive Alexandria, Virginia 22307 www.castleim.com

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/ Ross C. Provence Ross C. Provence President

Date: 3/2/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ross C. Provence Ross C. Provence President

Date: 3/2/11

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 3/2/11